Summary of Consolidated Financial Statement by Segment (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Apr. 30, 2012		Apr. 30, 2011		Apr. 30, 2010
Segment Reporting Financial Position And Financial Statement Information [Abstract]
Revenue from external customers	$ 1,304,694		$ 1,239,582		$ 1,692,539		$ 1,445,460		$ 1,313,566
Total revenue	1,304,694		1,239,582		1,692,539		1,445,460		1,313,566
Direct costs	(903,739)	[1]	(884,388)	[1]	(1,205,215)	[1]	(1,046,852)	[1],[2]	(884,810)	[1]
Earnings from equity accounted investees	2,687		1,642		2,844		2,159		1,436
General and administration costs	(56,110)		(47,483)		(69,590)		(65,391)		(61,157)
Segment EBITDAR (adjusted)	347,532	[3]	309,353	[4]	420,578	[3]	335,376	[3]	369,035	[3]
Aircraft lease and associated costs	(149,390)		(128,968)		(176,685)		(164,828)		(145,072)
Amortization	(84,646)		(80,891)		(112,967)		(99,625)		(77,738)
Restructuring costs	(8,617)		(15,612)		(22,511)		(4,751)		(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(1,036)		(161)		272		(1,919)		(13,266)
Impairment of intangible assets	(6,943)	[2]	(2,712)	[2]	(4,218)		(20,608)		(53,903)
Impairment of assets held for sale	(11,457)		(12,554)		(13,469)		(5,239)		(26,585)
Gain (loss) on disposal of assets	(9,019)		2,946		8,169		7,193		(2,686)
Interest on long-term debt	(93,949)		(89,256)		(116,578)		(91,462)		(69,520)
Foreign exchange gain	7,015		(7,798)		1,795		17,916		16,520
Other financing charges	(22,465)		(14,017)		(15,062)		(67,036)		(21,459)
Income tax expense	(50,606)		1,882		(48,217)		32,916		(9,297)
Income (loss) from continuing operations	(88,305)		(37,788)		(78,893)		(62,067)		(75,066)
Earnings (loss) from discontinued operations, net of tax	1,024		(9,528)		(16,107)		(3,202)		(1,436)
Net earnings (loss)	(87,281)		(47,316)		(95,000)		(65,269)		(76,502)
Segment assets					2,636,169		2,738,356
Segment assets - held-for-sale					79,813		49,799
Total assets	2,878,844				2,715,982		2,788,155
Segment capital asset expenditures					376,624
Segment goodwill	437,359				433,811		448,121		425,514
Segment capital asset expenditures							228,804
Impairment of assets held for use	(4,724)								(36,240)
Helicopter Services
Segment Reporting Financial Position And Financial Statement Information [Abstract]
Revenue from external customers	1,203,471		1,131,879		1,520,223		1,311,983		1,186,898
Add: Inter-segment revenues	3,635		4,916		7,550		7,508		8,462
Total revenue	1,207,106		1,136,795		1,527,773		1,319,491		1,195,360
Direct costs	(863,298)	[1]	(827,255)	[1]	(1,117,216)	[1]	(951,268)	[1],[2]	(834,351)	[1]
Earnings from equity accounted investees	2,687		1,642		2,844		2,159		1,436
Segment EBITDAR (adjusted)	346,495	[3]	311,182	[4]	413,401	[3]	370,382	[3]	362,445	[3]
Aircraft lease and associated costs	(149,390)		(128,968)		(176,685)		(164,828)		(145,072)
Segment assets					858,930		1,060,591
Segment assets - held-for-sale					521		2,749
Total assets					859,451		1,063,340
Segment capital asset expenditures					11,762
Segment goodwill					433,811		448,121
Segment capital asset expenditures							12,105
MRO
Segment Reporting Financial Position And Financial Statement Information [Abstract]
Revenue from external customers	96,503		103,707		166,479		129,222		112,470
Add: Inter-segment revenues	215,649		204,208		275,920		238,397		263,085
Total revenue	312,152		307,915		442,399		367,619		375,555
Direct costs	(252,613)	[1]	(253,441)	[1]	(353,485)	[1]	(324,057)	[1],[2]	(312,431)	[1]
Segment EBITDAR (adjusted)	59,539	[3]	54,474	[4]	88,914	[3]	43,562	[3]	63,124	[3]
Segment assets					392,150		404,940
Segment assets - held-for-sale							15,268
Total assets					392,150		420,208
Segment capital asset expenditures					114,971
Segment capital asset expenditures							100,287
Corporate and Other
Segment Reporting Financial Position And Financial Statement Information [Abstract]
Revenue from external customers	4,720		3,996		5,837		4,255		14,198
Add: Inter-segment revenues	42		30		18		617		1
Total revenue	4,762		4,026		5,855		4,872		14,199
Direct costs	(7,154)	[1]	(12,846)	[1]	(18,002)	[1]	(18,049)	[1],[2]	(9,576)	[1]
General and administration costs	(56,110)		(47,483)		(69,590)		(65,391)		(61,157)
Segment EBITDAR (adjusted)	(58,502)	[3]	(56,303)	[4]	(81,737)	[3]	(78,568)	[3]	(56,534)	[3]
Segment assets					1,385,089		1,272,825
Segment assets - held-for-sale					79,292		31,782
Total assets					1,464,381		1,304,607
Segment capital asset expenditures					249,891
Segment capital asset expenditures							116,412
Inter-segment Elimination
Segment Reporting Financial Position And Financial Statement Information [Abstract]
Add: Inter-segment revenues	(219,326)		(209,154)		(283,488)		(246,522)		(271,548)
Total revenue	(219,326)		(209,154)		(283,488)		(246,522)		(271,548)
Direct costs	$ 219,326	[1]	$ 209,154	[1]	$ 283,488	[1]	$ 246,522	[1],[2]	$ 271,548	[1]

[1]	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
[2]	Impairment of intangible assets relates to the Corporate and other segment.
[3]	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs or total revenue plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs less general and administrative expenses.
[4]	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs or total revenue plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs less general and administrative expenses